ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 1,444	$ 1,719
Other tax payable	335	350
Accrued staff disbursement	1,366	1,214
Deposit payable	241	247
Accrued professional fees	173	172
Other current liabilities	840	1,857
Other accrued expenses	633	643
Payable to AM Advertising and its subsidiaries	3,512	3,556
Total accrued expenses and other current liabilities	$ 8,544	$ 9,758